Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Basic and diluted earnings per share [Abstract]
Schedule of basic and diluted EPS
	2021	2020	2019
Profit for the year (USD ‘000)	43,696	27,251	23,565
Less: profit attributable to the Earnout Shares (USD ‘000)	2,693	1,690	—
Less: profit attributable to the Restricted Shares Awards (USD ‘000)	355	75	—
Net profit available to common shareholders (USD ‘000)	40,648	25,486	23,565
Weighted average number of shares – basic and diluted	45,470,961	43,047,915	34,292,263
Basic and diluted earnings per share (USD)	0.89	0.59	0.69